Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments - Fair value measurements on a recurring basis (Table)

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring Measurements:	June 30, 2025	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)
Cross Currency SWAP (100,000) - asset position	$14,846	$—	$14,846	$—
Cross Currency SWAP (120,000) – asset position	2,040	—	2,040	—
Cross Currency SWAP (30,000) – asset position	380	—	380	—
Total	$17,266	$—	$17,266	$—

Financial Instruments - Concentration of Credit Risk (Table)

As of June 30, 2025
BP Gas Marketing Limited (“BP”)	17%
Bonny Gas Transport Limited (“BGT”)	14%
Cheniere Marketing International LLP (“Cheniere”)	13%
Hapag-Lloyd Aktiengesellschaft (“Hapag-Lloyd”)	10%
Hartree Partners Power & Gas Company (UK) Limited (“Hartree”)	10%